Loans (Period-End Balances And Various Asset Quality Attributes By Originations Vintage For R/E Installment Loans) (Details)	Dec. 31, 2015 USD ($) number		Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income | $	$ 17,686,502,000	[1]	$ 16,230,166,000	$ 15,389,074,000
Real Estate Installment Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 2,683,503,000		$ 2,578,733,000
Avg orig FICO	751		748
Avg Refreshed FICO	751		747
Real Estate Installment Class | Origination Vintage Period Pre 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 7,384,000		$ 13,909,000
Avg orig FICO	676		678
Avg Refreshed FICO	691		684
Real Estate Installment Class | Origination Vintage Period 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 31,198,000		$ 49,706,000
Avg orig FICO	711		714
Avg Refreshed FICO	722		724
Real Estate Installment Class | Origination Vintage Period 2004
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 29,078,000		$ 41,414,000
Avg orig FICO	697		699
Avg Refreshed FICO	697		695
Real Estate Installment Class | Origination Vintage Period 2005
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 89,422,000		$ 123,130,000
Avg orig FICO	714		715
Avg Refreshed FICO	709		712
Real Estate Installment Class | Origination Vintage Period 2006
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 99,773,000		$ 134,055,000
Avg orig FICO	711		713
Avg Refreshed FICO	703		702
Real Estate Installment Class | Origination Vintage Period 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 153,262,000		$ 199,473,000
Avg orig FICO	722		723
Avg Refreshed FICO	710		709
Real Estate Installment Class | Origination Vintage Period 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 52,176,000		$ 64,244,000
Avg orig FICO	719		720
Avg Refreshed FICO	718		714
Real Estate Installment Class | Origination Vintage Period 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 22,291,000		$ 28,762,000
Avg orig FICO	733		736
Avg Refreshed FICO	728		725
Real Estate Installment Class | Origination Vintage Period 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 74,801,000		$ 101,310,000
Avg orig FICO	750		747
Avg Refreshed FICO	759		752
Real Estate Installment Class | Origination Vintage Period 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 230,711,000		$ 278,795,000
Avg orig FICO	760		760
Avg Refreshed FICO	758		759
Real Estate Installment Class | Origination Vintage Period 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 508,064,000		$ 608,684,000
Avg orig FICO	764		764
Avg Refreshed FICO	765		766
Real Estate Installment Class | Origination Vintage Period 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 410,795,000		$ 475,272,000
Avg orig FICO	755		756
Avg Refreshed FICO	759		759
Real Estate Installment Class | Origination Vintage Period 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 412,051,000		$ 459,979,000
Avg orig FICO	756		756
Avg Refreshed FICO	760		752
Real Estate Installment Class | Origination Vintage Period 2015 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance | $	$ 562,497,000		$ 0
Avg orig FICO	757		0
Avg Refreshed FICO	756		0

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.